COMMITMENTS AND CONTINGENCIES - Catalyst Litigation (Details) - Catalyst Litigation	12 Months Ended
Dec. 31, 2023
Loss Contingencies [Line Items]
Percentage of cannabis sold	25.00%
Maximum
Loss Contingencies [Line Items]
Percentage of Cultivated Cannabis	80
Minimum
Loss Contingencies [Line Items]
Percentage of Cultivated Cannabis	70